Segment Information - Summary of Other Selected Income Statement Items (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	€ 586	€ 1,065	€ 1,261
Depreciation	105	89	84
Impairment charges / (reversals) on financial assets, excluding receivables	42	59	(24)
Impairment charges / (reversals) on non- financial assets and receivables		36	1,275
Operating segments [member] | Americas [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	336	761	731
Depreciation	44	38	31
Impairment charges / (reversals) on financial assets, excluding receivables	19	35	(68)
Impairment charges / (reversals) on non- financial assets and receivables	(2)	7
Operating segments [member] | The Netherlands [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	27	32	39
Depreciation	16	17	17
Impairment charges / (reversals) on financial assets, excluding receivables	17	12	20
Impairment charges / (reversals) on non- financial assets and receivables	3	(2)	2
Operating segments [member] | United Kingdom [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	134	177	377
Depreciation	28	21	23
Impairment charges / (reversals) on non- financial assets and receivables		31	1,274
Operating segments [member] | Central & Eastern Europe [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	55	59	80
Depreciation	8	9	9
Impairment charges / (reversals) on financial assets, excluding receivables	2	(1)	2
Impairment charges / (reversals) on non- financial assets and receivables		(1)
Operating segments [member] | Spain & Portugal [member]
Disclosure of other selected income statement [line items]
Depreciation	3	3	2
Impairment charges / (reversals) on financial assets, excluding receivables			21
Operating segments [member] | Asia [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	33	32	34
Depreciation	1	1	€ 1
Impairment charges / (reversals) on financial assets, excluding receivables		1
Operating segments [member] | Holding and other activities [member]
Disclosure of other selected income statement [line items]
Depreciation	2	2
Impairment charges / (reversals) on financial assets, excluding receivables	3	7
Operating segments [member] | Asset management [member]
Disclosure of other selected income statement [line items]
Depreciation	€ 3
Impairment charges / (reversals) on financial assets, excluding receivables		5
Eliminations [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights		€ 2